Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Cash flows from operating activities
Net income (loss)	$ (1,575,903)	$ 3,839,980	$ (4,687,478)	$ (19,219,382)	$ (40,149,252)	$ (41,725,155)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			51,560	3,946	71,060
Depreciation and amortization	15,412	1,287				86,472
Mineral rights impairment expense			300,000	4,120,000	9,138,785	9,138,785
Loss on settlements, net	5,816			1,497,500	1,497,500	1,503,316
Inventory impairment					1,469	1,469
Stock-based compensation	178,120	204,745	649,580	2,668,520	4,458,047	4,636,167
Loss on debt extinguishment	37,235	841,752	841,752		841,752	878,987
Change in fair value of derivative liabilities - warrant instruments	(243,205)	(6,948,644)	(10,780,342)	6,116,147	1,559,352	1,316,147
Warrant modification expense	171,150			1,068,320	1,068,320	1,239,470
Zero coupon interest accretion and amortization of debt discount on convertible notes	1,112	495,385	995,059	372,764	1,367,823	1,368,935
Amortization of deferred financing costs		36,875	36,875	29,500	66,375	66,375
(Gain) loss on foreign currency transactions	(64,734)	14,985	(14,142)	(1,383)	(10,365)	(75,099)
Changes in operating assets and liabilities:
Increase in inventory					(1,469)	(1,469)
Decrease (increase) in prepaid expenses and advances	(40,209)	(89,384)	33,295	14,667	(8,514)	(48,723)
Increase in other current assets	(1,745,455)					(1,745,455)
Increase in other assets	(223)		(10,650)		(10,650)	(10,873)
Increase (decrease) in accounts payable	(1,297,838)	200,796	2,055,939	(397,108)	2,315,931	1,042,600
Increase in accrued registration rights penalties			518,243		518,243	518,243
Increase (decrease) in accounts payable - related parties	(96,965)	(141)	(6,246)	100,315	104,740	7,775
Increase in accrued expenses	(203,110)	349,672	562,707	29,988	1,575,245	1,372,135
Net cash used in operating activities	(4,858,797)	(1,052,692)	(9,425,564)	(3,594,823)	(15,571,101)	(20,429,898)
Cash flows from investing activities
Acquisition of mineral rights				(6,550,000)	(7,968,785)	(7,968,785)
Acquisition of equipment		(56,845)	(226,780)		(236,280)	(236,280)
Payments for leasehold improvements					(10,000)	(10,000)
Net cash used in investing activities		(56,845)	(226,780)	(6,550,000)	(8,215,065)	(8,215,065)
Cash flows from financing activities
Proceeds from zero coupon convertible debt offering				1,500,000	1,500,000	1,500,000
Payment of deferred financing costs Modified				(75,000)	(75,000)	(75,000)
Payment of waiver fee for convertible debt	(37,600)	(30,000)	(30,000)		(30,000)	(67,600)
Proceeds from notes payable			1,150,000		1,245,000	1,245,000
Payments on notes payable	(720,000)					(720,000)
Proceeds from issuance of common stock, net	9,499,990	7,314,069	7,314,069	7,935,828	19,446,717	28,946,707
Proceeds from exercise of warrants		200,000	210,000	1,433,575	1,643,575	1,643,575
Net cash used in financing activities	8,742,390	7,484,069	8,644,069	10,794,403	23,730,292	32,472,682
Effect of exchange rate changes on cash	(115,972)		83,563		83,563	(32,409)
Net increase (decrease) in cash	3,767,621	6,374,532	(924,712)	649,580	27,689	32,472,682
Cash at beginning of the year	27,689	952,401	952,401	302,821	0	0
Cash at end of the year	3,795,310	7,326,933	27,689	952,401	27,689	3,795,310
Supplemental disclosure of cash flow information:
Income taxes
Interest	269,065		5,792		5,792	274,857
Non-cash financing transactions:
Fair value of derivative warrant instruments issued in private offerings	4,478,014	3,779,978	3,779,978	3,228,345	8,874,504	13,352,518
Settlement of accrued interest through modification of debt	105,742					105,742
Settlement of accrued liabilities through issuance of stock	368,749					368,749
Reclassification of warrant liabilities to additional paid-in capital for warrant exercises		561,965	590,462	4,604,000	5,195,008	5,195,008
Amortization of debt discount			330,019	368,000	698,019
Debt discount due to beneficial conversion feature		330,019				1,061,345
Issuance of common stock for acquisition of mineral rights				35,775,000	39,415,000	39,415,000
Warrants issued for services				157,010	157,010	157,010
Warrants issued for offering costs				57,750	57,750	57,750
Debt discount due to warrant derivative liabilities issued with convertible debt				1,132,000	1,132,000	1,132,000
Consolidation of non-controlling interest of the Maricunga Companies				25,496,000	25,496,000	25,496,000
Common stock cancelled					$ 71,052	$ 71,052